Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations	$ (260)	$ 267
Assets, Net gains (losses) In OCI	80	35
Assets, Purchases	457	1,029
Assets, Sales	(435)	(399)
Assets, Transfers in to Level 3	51	167
Assets, Transfers out of Level 3	(377)	(65)
Assets, ending balance	4,106	4,590	3,556
Liability, Net gains (losses) In operations	1,158	(1,681)
Liability, Net gains (losses) In OCI
Liability, Purchases
Liability, Sales
Liability, Transfers into Level 3
Liability, Transfers out of Level 3
Liability value, ending balance	(753)	(1,911)	(230)
Future policy benefits and claims [Member]
Significant unobservable inputs (Level 3) to determine fair value
Liability, Net gains (losses) In operations	1,157	(1,679)
Liability, Net gains (losses) In OCI
Liability, Purchases
Liability, Sales
Liability, Transfers into Level 3
Liability, Transfers out of Level 3
Liability value, ending balance	(748)	(1,905)	(226)
Future policy benefits and claims [Member] | Living Benefits [Member]
Significant unobservable inputs (Level 3) to determine fair value
Liability, Net gains (losses) In operations	1,185	(1,674)
Liability, Net gains (losses) In OCI
Liability, Purchases
Liability, Sales
Liability, Transfers into Level 3
Liability, Transfers out of Level 3
Liability value, ending balance	(657)	(1,842)	(168)
Future policy benefits and claims [Member] | Indexed Products [Member]
Significant unobservable inputs (Level 3) to determine fair value
Liability, Net gains (losses) In operations	(28)	(5)
Liability, Net gains (losses) In OCI
Liability, Purchases
Liability, Sales
Liability, Transfers into Level 3
Liability, Transfers out of Level 3
Liability value, ending balance	(91)	(63)	(58)
Derivative Financial Instruments, Liabilities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Liability, Net gains (losses) In operations	1	(2)
Liability, Net gains (losses) In OCI
Liability, Purchases
Liability, Sales
Liability, Transfers into Level 3
Liability, Transfers out of Level 3
Liability value, ending balance	(5)	(6)	(4)
Other fixed maturity securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In OCI		4
Fixed maturity securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations	4	(7)
Assets, Net gains (losses) In OCI	77	35
Assets, Purchases	107	305
Assets, Sales	(256)	(339)
Assets, Transfers in to Level 3	51	167
Assets, Transfers out of Level 3	(377)	(65)
Assets, ending balance	1,197	1,591	1,495
Fixed maturity securities [Member] | Corporate private securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations	2	(10)
Assets, Net gains (losses) In OCI	13	26
Assets, Purchases	69	161
Assets, Sales	(187)	(242)
Assets, Transfers in to Level 3	40	163
Assets, Transfers out of Level 3	(374)	(50)
Assets, ending balance	772	1,209	1,161
Fixed maturity securities [Member] | Collateralized debt obligations [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations	2	(2)
Assets, Net gains (losses) In OCI	53	5
Assets, Purchases	36	87
Assets, Sales	(56)	(34)
Assets, Transfers in to Level 3
Assets, Transfers out of Level 3
Assets, ending balance	282	247	191
Fixed maturity securities [Member] | Other fixed maturity securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations		5
Assets, Net gains (losses) In OCI	11
Assets, Purchases	2	16
Assets, Sales	(13)	(63)
Assets, Transfers in to Level 3	11	4
Assets, Transfers out of Level 3	(3)	(15)
Assets, ending balance	143	135	18
Other [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations	16	(4)
Assets, Net gains (losses) In OCI	3
Assets, Purchases		5
Assets, Sales		(3)
Assets, Transfers in to Level 3
Assets, Transfers out of Level 3
Assets, ending balance	62	43	45
Derivative Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations	(353)	131
Assets, Net gains (losses) In OCI
Assets, Purchases	350	719
Assets, Sales	(179)	(57)
Assets, Transfers in to Level 3
Assets, Transfers out of Level 3
Assets, ending balance	822	1,004	211
Separate Account Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations	73	147
Assets, Net gains (losses) In OCI
Assets, Purchases
Assets, Sales
Assets, Transfers in to Level 3
Assets, Transfers out of Level 3
Assets, ending balance	$ 2,025	$ 1,952	$ 1,805